Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment
	June 30, 2014	December 31, 2013
	(unaudited)
Machinery and equipment	$862,000	$849,000
Office furniture and fixtures	198,000	198,000
Computer equipment and software	126,000	97,000
Total cost	1,186,000	1,144,000
Less accumulated depreciation	(496,000)	(380,000)
Net	$690,000	$764,000

	December 31,
	2013	2012
Machinery and equipment	$849,000	$816,000
Office furniture and fixtures	198,000	174,000
Computer equipment and software	97,000	62,000
Total cost	1,144,000	1,052,000
Less accumulated depreciation	(380,000)	(174,000)
Net	$764,000	$878,000

Schedule of Capital Leased Assets
	June 30, 2014	December 31, 2013
	(unaudited)
Machinery and equipment	$27,000	$27,000
Computer equipment and software	46,000	17,000
Total assets under capital lease	73,000	44,000
Less accumulated depreciation	(11,000)	(1,000)
Net assets under capital lease	$62,000	$43,000

	December 31,
	2013	2012
Machinery and equipment	$27,000	$—
Computer equipment and software	17,000	—
Total assets under capital lease	44,000	—
Less accumulated depreciation	(1,000)	—
Net assets under capital lease	$43,000	$—

Schedule of Depreciation and Amortization Expense
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Research and development	$29,000	$25,000	$58,000	$51,000
General and administrative	29,000	26,000	58,000	51,000
	$58,000	$51,000	$116,000	$102,000

	Successor		Predecessor (carve-out)
	December 31, 2013	December 31, 2012	November 11, 2012
Research and development	$76,000	$—	$—
General and administrative	130,000	34,000	94,000
	$206,000	$34,000	$94,000